UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 100.8%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$589,145

Arizona — 1.4%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,645	1,670,152
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,070	1,071,947

		2,742,099
California — 11.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,645	1,764,049
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	710	730,100
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	145	155,936
California Statewide Communities Development Authority, RB, Series A(a):
Lancer Educational student Housing Project, 5.00%, 06/01/46	1,680	1,765,311
Loma Linda University Medical Center, 5.00%, 12/01/46	290	294,927
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	1,360	1,445,395
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 05/01/28	1,065	1,188,103
5.25%, 05/01/33	830	904,011
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,596,990
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	655	658,576

Security	Par (000)	Value
California (continued)
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	$1,620	$1,842,086
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,905	3,300,283
5.25%, 05/15/38	825	910,536
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,535	2,671,180
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,126,590
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	835	925,998
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	625	710,781

		21,990,852
Colorado — 2.2%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	345	343,927
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	800	793,120
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(c)	1,760	798,565
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,120,000
5.50%, 11/15/30	330	368,620
5.50%, 11/15/31	400	446,216

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	$290	$308,653

		4,179,101
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	755	735,687

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	528,790

District of Columbia — 0.3%
District of Columbia HFA, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	605	593,330

Florida — 6.7%
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	1,005	1,077,059
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,218,360
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,128,720
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	115	116,098
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	120	120,844
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,283,712
Series B, AMT, 6.25%, 10/01/38	525	591,917
Series B, AMT, 6.00%, 10/01/42	700	783,041
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,606,798
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	240	244,944
5.38%, 05/01/47	260	264,701

Security	Par (000)	Value
Florida (continued)
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	$1,200	$1,334,268

		12,770,462
Georgia — 0.2%
County of Griffin-Spalding Hospital Authority, RB, Revenue Anticipation Certificates, 4.00%, 04/01/42	370	355,292

Hawaii — 0.6%
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	485	532,026
5.25%, 08/01/26	525	573,237

		1,105,263
Illinois — 17.2%
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series H, 5.00%, 12/01/36	295	297,345
Project, Series C, 5.25%, 12/01/35	970	987,625
Chicago Board of Education, GO, Refunding, Series D, 5.00%, 12/01/25	530	548,820
Chicago Board of Education, GO, Dedicated Revenues:
Series F, 5.00%, 12/01/22	400	414,908
Series G, 5.00%, 12/01/34	290	293,364
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,059,580
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	6,065	6,615,641
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,051,250
5.25%, 12/01/40	1,000	1,050,060
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,039,400
5.25%, 12/01/43	1,500	1,537,530
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,328,280
Illinois Finance Authority, Refunding RB(b):
Central DuPage Health, Series B, 5.38%, 11/01/19	1,200	1,239,060

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB(b) (continued):
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19	$4,160	$4,288,669
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(c)	2,965	378,986
5.00%, 06/15/57	810	832,048
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	4,140	589,495
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,370	1,479,203
6.00%, 06/01/21	390	425,946
State of Illinois, GO:
5.25%, 02/01/32	2,200	2,271,016
5.50%, 07/01/33	1,000	1,054,480
5.50%, 07/01/38	415	433,854
Series D, 5.00%, 11/01/28	440	453,174

		32,669,734
Indiana — 3.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	1,350	1,541,848
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	170	178,129
6.75%, 01/15/43	355	371,309
6.88%, 01/15/52	515	539,720
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	700	707,476
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	1,525	1,535,370
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	720	732,082

		5,605,934
Iowa — 1.3%
Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/43	295	302,410
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,255	1,332,710
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,010

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project (continued):
Midwestern Disaster Area, 5.25%, 12/01/25	$865	$913,829

		2,553,959
Kansas — 2.5%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A:
5.00%, 05/15/39	660	677,107
5.00%, 05/15/43	655	663,162
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	75	77,513
5.50%, 11/15/29	3,200	3,303,232

		4,721,014
Louisiana — 3.4%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,656,180
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,522,510
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,895	1,987,040
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,195	1,213,702

		6,379,432
Maine — 1.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	765	834,791
State of Maine Housing Authority, RB, M/F Housing, Series E(e):
4.15%, 11/15/38	830	833,096
4.25%, 11/15/43	740	741,643

		2,409,530
Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	185	187,549

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 06/01/36	$585	$583,327

		770,876
Massachusetts — 2.2%
Massachusetts Development Finance Agency, Refunding RB, Suffolk University, 4.00%, 07/01/39	1,300	1,224,782
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 06/01/41	700	709,891
Series C, 5.35%, 12/01/42	645	647,767
Series F, 5.70%, 06/01/40	1,625	1,627,616

		4,210,056
Michigan — 2.6%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,805	1,942,198
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	2,205	2,059,470
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38(e)	860	860,946

		4,862,614
Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	170	174,345

Nevada — 4.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	2,850	2,897,994
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	3,375	3,508,650
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	1,894,960

		8,301,604
New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	1,000	945,150

New Jersey — 5.8%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	900	972,054

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$2,250	$2,308,613
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,682,148
Series AA, 5.50%, 06/15/39	2,475	2,625,777
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	180	188,586
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/46	935	965,144
Series A, 5.25%, 06/01/46	240	253,682
Sub-Series B, 5.00%, 06/01/46	895	906,528

		10,902,532
New Mexico — 0.4%
New Mexico Mortgage Finance Authority, RB, S/F Housing, Mortgage Program, Class I, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.90%, 07/01/48	870	835,922

New York — 2.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(e)	1,280	1,262,950
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,100	1,131,878
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,650	1,714,416
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	475	499,881

		4,609,125
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.75%, 06/01/34	310	298,502

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	$3,115	$3,260,253
Ohio HFA, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	310	302,070
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,000	1,099,540

		4,960,365
Oklahoma — 0.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	325	320,031
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	486,382
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	760	804,665

		1,611,078
Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	250	244,965

Pennsylvania — 4.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	585	607,558
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	560	533,266
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	1,075	1,091,867
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,033,470
Pennsylvania Turnpike Commission, RB, Series A(b):
5.63%, 12/01/20	1,470	1,572,738
5.63%, 12/01/20	545	583,090
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	625	675,387

Security	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$1,500	$1,620,705

		7,718,081
Puerto Rico — 1.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,200	1,217,040
5.63%, 05/15/43	1,145	1,160,583

		2,377,623
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	525	552,300
Series B, 4.50%, 06/01/45	3,950	3,895,608

		4,447,908
South Carolina — 5.0%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,808,832
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	1,955	2,187,625
5.50%, 07/01/41	1,000	1,096,140
State of South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/55	820	872,964
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,280	1,382,822
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,020	1,075,763

		9,424,146
Texas — 8.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien(b):
5.75%, 01/01/21	1,000	1,071,950
6.00%, 01/01/21	2,600	2,800,694
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	3,515	3,750,751
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,412,175
Series H, 5.00%, 11/01/37	1,535	1,603,538
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49(e)	720	706,752

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB (continued):
1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	$1,000	$1,006,110
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	710	777,684
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	230	230,998
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,777,095

		15,137,747
Virginia — 3.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	560	598,786
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	610	621,688
5.50%, 05/15/19	1,135	1,156,747
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,395	1,366,667
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(d)	585	593,459
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,715	1,866,057

		6,203,404

Security	Par (000)	Value
West Virginia — 1.3%
West Virginia Hospital Finance Authority, RB, Improvement West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	$2,705	$2,457,709

Wisconsin — 0.5%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	1,015	1,041,654

Total Municipal Bonds — 100.8% (Cost — $184,002,795)		191,166,528

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,065	1,049,543

California — 20.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(g)	1,998	2,013,352
Series F-1, 5.63%, 04/01/19(b)	2,681	2,724,575
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	6,000	6,316,920
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	790	804,734
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(g)	5,251	5,552,303
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	7,697	7,940,864
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,980	2,177,337
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	8,412	8,643,523

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
University of California, RB, Series O, 5.75%, 05/15/19(b)	$3,001	$3,064,867

		39,238,475
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	2,149	2,196,816

District of Columbia — 1.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	2,804	2,901,751

Florida — 1.9%
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,918	1,866,981
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,575	1,714,970

		3,581,951
Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	914	878,928

Michigan — 0.9%
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	1,678	1,641,289

Nevada — 8.1%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,740	3,036,181
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(b)	5,668	5,802,419
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	6,070	6,453,958

		15,292,558
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(g)	2,159	2,200,546

New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,801	1,812,575

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	$4,000	$4,005,920
Series B, 5.25%, 06/15/36(g)	1,000	1,041,348

		6,859,843
New York — 16.8%
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,859	4,152,345
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,505	2,553,171
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	4,408	4,760,727
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,499	2,516,918
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(b)	799	859,027
5.75%, 02/15/47	491	528,448
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,996	3,273,013
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,704,970
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	2,560	2,786,520
State of New York Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(b)	5,700	5,772,134

		31,907,273
Pennsylvania — 1.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	1,769	1,764,649

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,514	$1,694,928

		3,459,577
Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	840	829,471

South Carolina — 1.7%
South Carolina Public Service Authority, Refunding RB, Series A(b)(g):
5.50%, 01/01/19	258	259,723
5.50%, 01/01/19	2,986	3,003,136

		3,262,859
Texas — 8.4%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(b)(g)	3,989	4,021,212
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,538,861
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	2,703	2,652,501

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	$3,480	$3,778,567

		15,991,141
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	1,994	2,041,934

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,641	1,629,764

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.2% (Cost — $132,513,104)		134,963,719

Total Long-Term Investments — 172.0% (Cost — $316,515,899)		326,130,247

	Shares
Short-Term Securities — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(h)(i)	1,828,860	1,829,043

Total Short-Term Securities — 1.0% (Cost — $1,829,043)		1,829,043

Total Investments — 173.0% (Cost — $318,344,942)		327,959,290
Liabilities in Excess of Other Assets — (0.3)%		(363,508)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (41.5)%		(78,741,907)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.2)%		(59,235,870)

Net Assets Applicable to Common Shares — 100.0%		$189,618,005

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires December 1, 2018 to January 1, 2038, is $17,934,949.

(h)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

(i)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,045,731	(216,871)	1,828,860	$1,829,043	$4,102	$(195)	$(11)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

ERB — Education Revenue Bonds

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	4	12/19/18	$474	$3,307
Long U.S. Treasury Bond	29	12/19/18	4,006	101,345
5-Year U.S. Treasury Note	17	12/31/18	1,911	5,564

				$110,216

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Investment Fund (MYF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$326,130,247	$—	$326,130,247
Short-Term Securities	1,829,043	—	—	1,829,043

	$1,829,043	$326,130,247	$—	$327,959,290

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$110,216	$—	$—	$110,216

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(78,477,377)	$—	$(78,477,377)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(137,877,377)	$—	$(137,877,377)

During the period ended October 31, 2018, there were no transfers between levels.

10

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 19, 2018